Fair Value Measurements (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value	¥ 5,713,466	¥ 4,757,465	¥ 5,200,016
Liabilities measured at fair value	5,222,209		¥ 4,993,947
Impairment loss, right-of-use asset - operating lease	69,989	34,721
Impairment loss, assets measured on nonrecurring basis	¥ 106,501	44,546
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Percentage of weighted average cost of capital	11.30%		11.30%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Percentage of weighted average cost of capital	14.00%		14.00%
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment loss, leasehold improvements	¥ 36,512	9,825
Impairment loss, right-of-use asset - operating lease	69,989	34,721
Impairment loss, assets measured on nonrecurring basis	106,501	44,546
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Leasehold improvements	213,314	161,330
Right-of-use asset - operating lease	1,578,828	1,829,968
Assets measured at fair value	1,792,142
Impairment loss, assets measured on nonrecurring basis		1,991,298
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value	0	0	¥ 0	¥ 0
Liabilities measured at fair value	¥ 0	¥ 0	¥ 0	¥ 0